Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis

December 31, 2017*	Total	Level 1	Level 2	Level 3
Assets
Futures	$6,470,501	$6,470,501	$-	$-
Forwards	3,276,785	-	3,276,785	-

Total assets	$9,747,286	$6,470,501	$3,276,785	$-

Liabilities
Futures	$1,945,563	$1,945,563	$-	$-
Forwards	1,985,045	-	1,985,045	-

Total liabilities	$3,930,608	$1,945,563	$1,985,045	$-

December 31, 2016	Total	Level 1	Level 2	Level 3
Assets
U.S. Treasury bills	$74,963,484	$-	$74,963,484	$-
Futures	4,631,978	4,631,978	-	-
Forwards	3,216,237	329,971	2,886,266	-

Total assets	$82,811,699	$4,961,949	$77,849,750	$-

Liabilities
Futures	$1,950,039	$1,950,039	$-	$-
Forwards	3,073,833	808,016	2,265,817	-

Total liabilities	$5,023,872	$2,758,055	$2,265,817	$-